IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 241		$ 228		$ 170
Increase (decrease) in present value of shareholders' equity	(418)		(340)		(396)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(301)		(305)		(246)
Increase (decrease) in present value of shareholders' equity	$ 333		$ 303		$ 316
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 50		$ 47		$ 32
Increase (decrease) in present value of shareholders' equity		(286)		(106)		(230)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(64)		(100)		(58)
Increase (decrease) in present value of shareholders' equity		$ 78		$ 17		$ 269